Consolidated Statements of Income/(Loss) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Contract revenues and other operating income
Contract revenue	SFr 687		SFr 687	SFr 0
Total revenue	687		687
Operating expenses
Research & development expenses	(17,138)	SFr (13,682)	(32,303)	(27,555)
General & administrative expenses	(4,551)	(3,681)	(9,522)	(7,787)
Other operating income/(expense), net	41	317	109	725
Total operating expenses	(21,648)	(17,046)	(41,716)	(34,617)
Operating loss	(20,961)	(17,046)	(41,029)	(34,617)
Financial income	739	259	1,368	468
Financial expense	(34)	(27)	(70)	(124)
Exchange differences, net	(2,504)	(16)	(891)	(67)
Finance result, net	(1,799)	216	407	277
Loss before tax	(22,760)	(16,830)	(40,622)	(34,340)
Income tax expense		(3)		(6)
Loss for the period	SFr (22,760)	SFr (16,833)	SFr (40,622)	SFr (34,346)
Loss per share:
Basic loss per share for the period attributable to equity holders	SFr (0.23)	SFr (0.20)	SFr (0.41)	SFr (0.41)
Diluted loss per share for the period attributable to equity holders	SFr (0.23)	SFr (0.20)	SFr (0.41)	SFr (0.41)